Acquisition (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed - USD ($)	Mar. 28, 2023	Jan. 05, 2023
Smartconn Acquisition [Member]
Acquisition (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed [Line Items]
Total consideration for step acquisition		$ 12,813,305
Assets acquired and liabilities assumed:
Cash acquired		49,496
Property and equipment, net		305
Intangible assets, net		19,226,106
Current liabilities		(83,496)
Total net assets acquired		19,192,411
Previous held Equity Value		(7,962,586)
Equity Value with noncontrolling interest		(19,522,079)
Goodwill		$ 21,105,559
Boxinrui Acquisition [Member]
Acquisition (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed [Line Items]
Total consideration for step acquisition	$ 24,078,675
Assets acquired and liabilities assumed:
Cash acquired	10,258
Other current assets	1,034,968
Property and equipment, net	10,975
Intangible assets, net	17,984,093
Current liabilities	(211,718)
Total net assets acquired	18,828,576
Previous held Equity Value	(13,937,461)
Equity Value with noncontrolling interest	(4,424,591)
Goodwill	$ 23,612,151